Inventory	12 Months Ended
Dec. 31, 2023
Disclosure Inventory Abstract
Inventory

18	Inventory

Accounting policy

Inventory is stated at the lower of cost and net realizable value. Cost is determined using the weighted average cost method. The cost of finished goods and work in progress comprises raw materials, direct labor, other direct costs and related fixed production overheads (based on normal operating capacity). The normal operating capacity is supported by the historical annual production. The idle capacity cost is calculated considering the reduction in the level of production due to unusual events and the level of production not achieved in the ramp-up period. Variable production overhead costs are included in inventory costs based on the actual production level. Imports in transit are stated at the accumulated cost of each import. At the end of the reporting period, the net realizable value of inventories is assessed and a provision for non-realizable, losses on obsolete or slow-moving inventory may be recognized.

The provision for net realizable value is estimated considering the current selling price in the ordinary course of business, less any additional selling expenses. The write-downs and reversals are recognized within Cost of sales.

A provision for obsolete inventory, finished products, semi-finished products, raw materials and auxiliary materials is recognized when items cannot be used in normal production or sold because they are damaged or do not meet the Company’s specification and is recognized as Other income and expenses.

Slow-moving provision is recognized for inventory items that are in excess of the expected normal use or sale. The amount of slow-moving provision recognized is determined based on 20% of the carrying amount for each six-month period without use or sale and is recognized as Other income and expenses.

(a)	Composition

	2023	2022
Finished products	97,396	142,935
Semi-finished products	90,220	163,805
Raw materials	69,439	68,497
Auxiliary materials and consumables	121,126	115,562
Inventory provisions	(38,510)	(95,602)
Total	339,671	395,197
(b)	Changes in the provision of the year

	2023	2022
Balance at the beginning of the year	(95,602)	(29,749)
Additions	(28,428)	(69,761)
Reversals	89,200	4,634
Exchange variation (losses)	(3,680)	(726)
Balance at the end of the year	(38,510)	(95,602)

The main amount is related to the reversal of the net realizable value provision of Aripuanã’s inventory for both its ore stockpile and its produced concentrates in the total amount of USD 54,906 (including depreciation of USD 14,785) as of December 31, 2023.